JPMorgan SmartRetirement Blend 2065 Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
I Shares [Member] | JPMorgan SmartRetirement Blend 2065 Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	14.30%	18.79%